CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,524,982	$ 233,385	¥ 1,200,457
Restricted cash-current	93,350	14,286	1,151,940
Term deposits			26,361
Short-term investments	3,437,707	526,110	833,480
Accounts receivable (net of allowance for doubtful accounts of RMB51,719 and RMB62,736 as of December 31, 2016 and 2017, respectively)	667,750	102,193	424,892
Prepayments and other current assets	657,272	100,590	426,056
Total current assets	6,381,061	976,564	4,063,186
Non-current assets:
Property and equipment, net	1,351,681	206,863	1,480,921
Intangible assets, net	1,309,566	200,417	1,532,228
Land use rights, net	3,688	564	3,766
Goodwill	15,864,655	2,427,941	15,903,677
Restricted cash-non current	792,000	121,208
Long-term investments	1,808,601	276,790	2,118,461
Long-term prepayments and other non-current assets	755,260	115,586	223,767
Total non-current assets	21,885,451	3,349,369	21,262,820
Total assets	28,266,512	4,325,933	25,326,006
Current liabilities:
Short-term loans	75,000	11,478	1,842,720
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB199,618 and RMB171,306 as of December 31, 2016 and 2017, respectively)	624,300	95,543	611,947
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of RMB859,956 and RMB872,148 as of December 31, 2016 and 2017, respectively)	2,123,755	325,021	1,845,846
Customer advances (including customer advances of the consolidated VIEs without recourse to the Company of RMB296,595 and RMB288,953 as of December 31, 2016 and 2017, respectively)	1,365,437	208,968	1,236,076
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of RMB14,740 and RMB53,629 as of December 31, 2016 and 2017, respectively)	186,491	28,541	62,084
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the Company of RMB254,958 and RMB233,692 as of December 31, 2016 and 2017, respectively)	536,831	82,157	553,506
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB205,441 and RMB190,498 as of December 31, 2016 and 2017, respectively)	689,134	105,466	727,904
Total current liabilities	5,600,948	857,174	6,880,083
Non-current liabilities:
Long-term loans	777,427	118,978	150,000
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB329,611 and RMB282,603 as of December 31, 2016 and 2017, respectively)	319,219	48,854	373,810
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB nil as of both December 31, 2016 and 2017)	17,376	2,659	69,937
Total non-current liabilities	1,114,022	170,491	593,747
Total liabilities	6,714,970	1,027,665	7,473,830
Commitments and contingencies (Note 27)
Mezzanine equity:
Mezzanine classified noncontrolling interests	1,736,405	265,741	86,457
Total mezzanine equity	1,736,405	265,741	86,457
58.com Inc. shareholders' equity:
Ordinary shares (US$0.00001 par value, 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized as of both December 31, 2016 and 2017; 289,670,997 (including 240,930,737 Class A and 48,740,260 Class B) and 293,965,131 (including 245,924,871 Class A and 48,040,260 Class B) shares issued and outstanding as of December 31, 2016 and 2017, respectively)	18	3	18
Additional paid-in capital	21,338,787	3,265,708	20,907,599
Accumulated deficit	(1,689,683)	(258,590)	(3,070,735)
Accumulated other comprehensive loss	(55,671)	(8,520)	(138,597)
Total 58.com Inc. shareholders’ equity	19,593,451	2,998,601	17,698,285
Noncontrolling interests	221,686	33,926	67,434
Total shareholders' equity	19,815,137	3,032,527	17,765,719
Total liabilities, mezzanine equity and shareholders' equity	¥ 28,266,512	$ 4,325,933	¥ 25,326,006